Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands			3 Months Ended
		Jun. 13, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Sales:
Trade			$ 395,066,244	$ 405,219,357
Services income			523,259	679,022
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(5,620,328)	(7,645,843)
Cost of sales			280,954,821	322,185,373
Gross income (loss)			109,014,354	76,067,163
Distribution, transportation and sale expenses			4,244,691	2,495,682
Administrative expenses			46,915,874	40,724,709
Other revenue			12,362,124	4,249,623
Other expenses			6,628,283	698,882
Operating income			63,587,630	36,397,513
Financing income	[1]		4,769,152	6,539,289
Financing cost	[2]		41,401,868	34,085,757
Derivative financial instruments income (cost), net			1,847,560	(5,718,861)
Foreign exchange (loss) income, net		$ 125,801,681	(15,057,989)	33,388,097
Profit sharing in associates			67,301	30,897
Welfare oil duty			55,842,382	0
Total duties, taxes and other			1,298,336	31,868,972
Net (loss) income			(43,328,932)	4,682,206
Total current assets			520,537,474		$ 439,554,720
Total non-current assets			1,725,321,893		1,769,197,863
Total current liabilities			1,243,145,848		1,207,523,381
Total long-term liabilities			3,044,106,790		2,985,004,938
Total equity (deficit)			(2,041,393,271)	(1,577,048,748)	(1,983,775,736)	$ (1,652,978,810)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			35,904,020	32,880,697
Depreciation of rights of use			1,379,103	1,419,646
Net periodic cost of employee benefits			37,794,798	35,199,126
Interest income			3,200,395	3,788,264
Interest cost			38,384,785	32,150,751
Intersegment eliminations
Sales:
Intersegment			(367,345,859)	(403,912,544)
Cost of sales			(356,780,286)	(387,600,926)
Gross income (loss)			(10,565,573)	(16,311,618)
Distribution, transportation and sale expenses			(1,637,564)	(1,516,001)
Administrative expenses			(8,883,073)	(14,715,083)
Other expenses				(93,095)
Operating income			13,778	12,561
Financing income			(93,111,235)	(87,332,895)
Financing cost			(93,097,454)	(87,320,334)
Profit sharing in associates			17,911,377	(2,697,529)
Net (loss) income			17,911,374	(2,697,529)
Total current assets			(4,992,845,775)		(3,675,846,301)
Total non-current assets			51,855,487		(450,532,299)
Total current liabilities			(4,992,759,965)		(3,675,760,337)
Total long-term liabilities			(1,419,252,461)		(1,458,503,067)
Total equity (deficit)			1,471,022,138		1,007,884,804
Eliminations And Reconciling Items
Sales:
Other expenses			(58,714)
Exploration and Production
Sales:
Trade			71,841,444	87,259,330
Intersegment			107,158,122	132,036,850
Services income			7,432	6,136
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(9,028,380)	(7,529,638)
Cost of sales			83,166,676	126,715,893
Gross income (loss)			86,811,942	85,056,785
Distribution, transportation and sale expenses			56,651	154,330
Administrative expenses			13,536,899	14,913,743
Other revenue			9,544,791	1,161,805
Other expenses			(23,046,307)	293,119
Operating income			105,809,490	70,857,398
Financing income			18,983,162	18,957,683
Financing cost			51,637,201	57,168,336
Derivative financial instruments income (cost), net			25,334,437	(13,840,638)
Foreign exchange (loss) income, net			(11,405,039)	19,705,014
Profit sharing in associates				(11,682)
Welfare oil duty			55,842,382
Total duties, taxes and other				31,744,815
Net (loss) income			31,242,467	6,754,624
Total current assets			1,116,220,131		1,122,872,816
Total non-current assets			903,292,031		938,768,113
Total current liabilities			648,676,789		696,209,532
Total long-term liabilities			1,934,169,786		1,934,280,036
Total equity (deficit)			(563,334,413)		(568,848,639)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			31,037,268	26,980,687
Depreciation of rights of use			75,629	80,870
Net periodic cost of employee benefits			10,712,328	9,887,798
Interest income			43,762	41,254
Interest cost			(1,429,830)	(1,620,529)
Industrial Transformation
Sales:
Trade			148,283,108	158,443,854
Intersegment			87,822,288	92,936,478
Services income			22,449	46,997
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			3,408,052	55,625
Cost of sales			239,285,793	277,387,615
Gross income (loss)			250,104	(25,904,661)
Distribution, transportation and sale expenses			5,743,057	3,739,994
Administrative expenses			13,104,341	14,008,418
Other revenue			1,245,547	1,971,551
Other expenses			36,422,199	377,794
Operating income			(53,773,946)	(42,059,316)
Financing income			108,218	429,665
Financing cost			21,894,378	8,470,830
Derivative financial instruments income (cost), net			57,838	22,423
Foreign exchange (loss) income, net			(4,011,329)	18,820,550
Profit sharing in associates				(622,954)
Net (loss) income			(79,513,597)	(31,880,462)
Total current assets			159,476,585		225,147,273
Total non-current assets			221,092,963		590,508,074
Total current liabilities			1,746,501,091		1,728,102,735
Total long-term liabilities			617,301,417		575,378,552
Total equity (deficit)			(1,983,232,960)		(1,487,825,940)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			1,758,854	2,920,844
Depreciation of rights of use			931,201	760,813
Net periodic cost of employee benefits			14,958,362	14,124,150
Interest income			99,296	241,653
Interest cost			920,686	742,731
Logistics
Sales:
Intersegment			27,763,578	25,697,326
Services income			123,959	122,305
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net				(171,830)
Cost of sales			17,766,899	20,842,700
Gross income (loss)			10,120,638	4,805,101
Distribution, transportation and sale expenses			3,584	81,050
Administrative expenses			3,544,257	4,514,907
Other revenue			317,974	140,427
Other expenses			1,116,108	27,322
Operating income			5,774,663	322,249
Financing income			3,467,598	4,924,388
Financing cost			77,061	74,558
Foreign exchange (loss) income, net			(138,764)	37,250
Profit sharing in associates				5
Total duties, taxes and other				670,042
Net (loss) income			9,026,436	4,539,292
Total current assets			273,323,690		294,804,303
Total non-current assets			126,638,802		127,928,147
Total current liabilities			51,943,981		86,307,404
Total long-term liabilities			81,819,193		71,857,552
Total equity (deficit)			266,199,318		264,567,494
Depreciation and amortization of wells, pipelines, properties, plant and equipment			1,454,373	1,650,926
Depreciation of rights of use			85,413	83,347
Net periodic cost of employee benefits			2,508,616	2,399,715
Interest income			3,515	3,805
Interest cost			77,061	74,558
DPRLP
Sales:
Trade			42,145,591	39,287,572
Intersegment			6,071,329	6,396,083
Cost of sales			47,260,970	41,735,928
Gross income (loss)			955,950	3,947,727
Administrative expenses			401,058	385,698
Other revenue			(211,739)	3,415
Operating income			343,153	3,565,444
Financing income			217,230	250,201
Financing cost			36,872	34,439
Derivative financial instruments income (cost), net				42,068
Total duties, taxes and other			2,003	33,722
Net (loss) income			521,508	3,789,552
Total current assets			36,533,980		32,870,141
Total non-current assets			34,599,432		34,744,185
Total current liabilities			10,684,336		7,891,750
Total long-term liabilities			1,987,484		1,950,666
Total equity (deficit)			58,461,592		57,771,910
Depreciation and amortization of wells, pipelines, properties, plant and equipment			821,473	539,928
Depreciation of rights of use			169,022	137,331
Interest income			70,018	88,124
Interest cost			36,872	34,439
Trading Companies
Sales:
Trade			128,280,418	111,617,924
Intersegment			115,875,241	119,735,847
Services income			363,556	496,324
Cost of sales			235,151,436	226,556,362
Gross income (loss)			9,367,779	5,293,733
Distribution, transportation and sale expenses			14,690	25,740
Administrative expenses			694,330	713,603
Other revenue			256,639	134,420
Other expenses			3,017	13,566
Operating income			8,912,381	4,675,244
Financing income			353,388	291,368
Financing cost			1,966,117	1,870,166
Derivative financial instruments income (cost), net			(375,055)	(520,824)
Foreign exchange (loss) income, net			(22,874)	10,792
Profit sharing in associates			5,881,437	5,416,805
Total duties, taxes and other			1,119,014	(57,354)
Net (loss) income			11,664,146	8,060,573
Total current assets			265,606,117		287,375,832
Total non-current assets			141,311,110		130,862,284
Total current liabilities			231,731,515		255,198,459
Total long-term liabilities			1,705,143		1,814,052
Total equity (deficit)			173,480,569		161,225,605
Depreciation and amortization of wells, pipelines, properties, plant and equipment			69,999	68,143
Depreciation of rights of use			60,767	184,209
Net periodic cost of employee benefits			1,558	2,413
Interest income			203,071	109,419
Interest cost			1,473,942	1,496,038
Corporate
Sales:
Intersegment			9,133,222	16,696,155
Services income			144	210
Cost of sales			207,313	204,209
Gross income (loss)			8,926,053	16,492,156
Distribution, transportation and sale expenses			26,842	(14,544)
Administrative expenses			22,275,209	19,614,921
Other revenue			90,866	60,378
Other expenses			(7,814,569)	73,316
Operating income			(5,470,563)	(3,121,159)
Financing income			74,290,389	68,478,619
Financing cost			58,293,291	53,217,184
Derivative financial instruments income (cost), net			(23,169,660)	8,578,110
Foreign exchange (loss) income, net			(109,074)	(4,068,914)
Profit sharing in associates			(30,575,081)	(12,493,866)
Total duties, taxes and other				(540,495)
Net (loss) income			(43,327,280)	4,696,101
Total current assets			3,540,583,374		2,040,342,693
Total non-current assets			(331,428,020)		(171,049,739)
Total current liabilities			3,477,324,341		2,051,344,378
Total long-term liabilities			1,772,948,273		1,801,449,926
Total equity (deficit)			(2,041,117,260)		(1,983,501,350)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			156,887	143,031
Depreciation of rights of use			14,869	150,632
Net periodic cost of employee benefits			9,596,475	8,769,135
Interest income			2,445,503	2,877,066
Interest cost			36,848,068	30,998,309
Other Operating Subsidiary Companies
Sales:
Trade			4,515,683	8,610,677
Intersegment			13,522,079	10,413,805
Services income			5,719	7,050
Cost of sales			14,896,020	16,343,592
Gross income (loss)			3,147,461	2,687,940
Distribution, transportation and sale expenses			37,431	25,113
Administrative expenses			2,242,853	1,288,502
Other revenue			1,118,046	777,627
Other expenses			6,549	6,860
Operating income			1,978,674	2,145,092
Financing income			460,402	540,260
Financing cost			594,402	570,578
Foreign exchange (loss) income, net			629,091	(1,116,595)
Profit sharing in associates			6,849,568	10,440,118
Total duties, taxes and other			177,319	18,242
Net (loss) income			9,146,014	11,420,055
Total current assets			121,639,372		111,987,963
Total non-current assets			577,960,088		567,969,098
Total current liabilities			69,043,760		58,229,460
Total long-term liabilities			53,427,955		56,777,221
Total equity (deficit)			577,127,745		$ 564,950,380
Depreciation and amortization of wells, pipelines, properties, plant and equipment			605,166	577,138
Depreciation of rights of use			42,202	22,444
Net periodic cost of employee benefits			17,459	15,915
Interest income			335,230	426,943
Interest cost			$ 457,986	$ 425,205

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2025 and 2024.
[2]	Mainly interest on debt.